Short-Term Deposit	12 Months Ended
Dec. 31, 2018
Short-Term Deposit [Abstract]
SHORT-TERM DEPOSIT

NOTE 6 - SHORT-TERM DEPOSIT:

Short-term deposit amounted to approximately USD 3.5 million as of December 31, 2017 include a bank deposit with a maturity period of up to 12 months.

The deposit bears an interest rate of 1% per year.